Other Current Liabilities (Details) - Schedule of Other Current Liabilities - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Other Current Liabilities [Abstract]
Accrued vacation	$ 3,269	$ 2,820
Accrued expenses and other	2,432	2,102
Taxes payable	19	36
Other current liabilities	$ 5,720	$ 4,958